Offerings	Aug. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying the Preferred Shares, par value $0.01 per share
Amount Registered | shares	80,400,000
Maximum Aggregate Offering Price	$ 1,053.33
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.16
Offering Note	Represents PubCo Ordinary Shares underlying the PubCo Preferred Shares, and includes 80,400,000 PubCo Ordinary Shares which will convert from the 8,040 PubCo Preferred Shares subject to PubCo meeting certain contingencies following the proposed Business Combination.

Pursuant to Rule 416(a) of Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.0001531.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Terra Innovatum s.r.l. is a private company, no market exists for its securities, and it has an accumulated capital deficit. Therefore, the proposed maximum aggregate offering price for the shares expected to be issued pursuant to the Business Combination is one-third of the aggregate par value of the PubCo securities expected to be exchanged in the proposed Business Combination.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.01 per share
Amount Registered | shares	32,518,571
Proposed Maximum Offering Price per Unit	10.28
Maximum Aggregate Offering Price	$ 334,290,909.88
Fee Rate	0.01531%
Amount of Registration Fee	$ 51,179.94
Offering Note	Represents ordinary shares, nominal value $0.01 per share (the “PubCo Ordinary Shares”), of Terra Innovatum Global s.r.l. (“PubCo”) (which will be converted into a Dutch public limited liability company (naamloze vennootschap) to be issued upon completion of the business combination described in the proxy statement/prospectus contained herein (the “Business Combination”), and includes (a) up to a maximum (subject to any redemptions) of 23,000,000 PubCo Ordinary Shares to be issued to holders of Class A ordinary shares of GSR III Acquisition Corp. (“GSR III”), a Cayman exempted company, (b) 6,232,857 PubCo Ordinary Shares to be issued to holders of Class B ordinary shares of GSR III and (c) 3,285,714 PubCo Ordinary Shares to be issued upon the exchange of shares following the conversion of GSR III’s Rights in GSR III Class A ordinary shares.

Pursuant to Rule 416(a) of Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Pursuant to Rules 457(c) and 457(f)(1) promulgated under the Securities Act and solely for the purpose of calculating the registration fee, the proposed aggregate maximum offering price is the product of (i) $10.28 (the implied price of the PubCo Ordinary Shares based on the average of the high and low prices of the GSR III Class A ordinary shares as reported on Nasdaq on May 12, 2025) multiplied by (ii) 32,518,571 PubCo Ordinary Shares issuable in connection with the Business Combination.

Calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.0001531.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.01 per share
Amount Registered | shares	47,723,000
Maximum Aggregate Offering Price	$ 1,053.33
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.16
Offering Note	Represents PubCo Ordinary Shares to be issued upon the Business Combination, and includes (a) 47,500,000 PubCo Ordinary Shares issued to legacy Terra Innovatum s.r.l. Quotaholders and (b) 223,000 PubCo Ordinary Shares issued to unrelated third parties, each in connection with the Business Combination.

Pursuant to Rule 416(a) of Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.0001531.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Terra Innovatum s.r.l. is a private company, no market exists for its securities, and it has an accumulated capital deficit. Therefore, the proposed maximum aggregate offering price for the shares expected to be issued pursuant to the Business Combination is one-third of the aggregate par value of the PubCo securities expected to be exchanged in the proposed Business Combination.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Shares, par value $108.16 per share
Amount Registered | shares	8,040
Maximum Aggregate Offering Price	$ 286,970.11
Fee Rate	0.01531%
Amount of Registration Fee	$ 43.94
Offering Note	Represents PubCo Preferred Shares to be issued upon the Business Combination, and includes (a) 8,000 PubCo Preferred Shares issued to legacy Terra Innovatum s.r.l. Quotaholders and (b) 40 PubCo Preferred Shares issued to a financial advisor, each in connection with the Business Combination.

Pursuant to Rule 416(a) of Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.0001531.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Terra Innovatum s.r.l. is a private company, no market exists for its securities, and it has an accumulated capital deficit. Therefore, the proposed maximum aggregate offering price for the shares expected to be issued pursuant to the Business Combination is one-third of the aggregate par value of the PubCo securities expected to be exchanged in the proposed Business Combination.